Results by business segment	3 Months Ended
Jan. 31, 2023
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Results by business segment

Note 13 Results by business segment
Composition of business segments
For management purposes, based on the products and services offered, we are organized into four business segments: Personal & Commercial Banking, Wealth Management, Insurance and Capital Markets. Effective the first quarter of 2023, we simplified our reporting structure by eliminating the Investor & Treasury Services segment and moving its former businesses to existing segments. We moved our Investor Services business to our Wealth Management segment, and our Treasury Services and Transaction Banking businesses to our Capital Markets segment. From a reporting perspective, there were no changes to our Personal & Commercial Banking and Insurance segments. Comparative results have been revised to conform to our new basis of segment presentation.

	For the three months ended January 31, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$4,007	$1,225	$–	$768	$202	$6,202
Non-interest income	1,534	3,360	1,891	2,353	(246)	8,892
Total revenue	5,541	4,585	1,891	3,121	(44)	15,094
Provision for credit losses	401	66	–	65	–	532
Insurance policyholder benefits, claims and acquisition expense	–	–	1,545	–	–	1,545
Non-interest expense	2,229	3,434	156	1,701	155	7,675
Income (loss) before income taxes	2,911	1,085	190	1,355	(199)	5,342
Income taxes (recoveries)	785	237	42	132	932	2,128
Net income	$2,126	$848	$148	$1,223	$(1,131)	$3,214
Non-interest expense includes:
Depreciation and amortization	$241	$301	$14	$127	$–	$683

	For the three months ended January 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Capital Markets (1), (3)	Corporate Support (1)	Total
Net interest income (2)	$3,229	$853	$–	$1,296	$(107)	$5,271
Non-interest income	1,574	3,165	1,399	1,696	(39)	7,795
Total revenue	4,803	4,018	1,399	2,992	(146)	13,066
Provision for credit losses	129	(12)	–	(12)	–	105
Insurance policyholder benefits, claims and acquisition expense	–	–	997	–	–	997
Non-interest expense	2,022	2,944	147	1,529	(62)	6,580
Income (loss) before income taxes	2,652	1,086	255	1,475	(84)	5,384
Income taxes (recoveries)	678	265	58	353	(65)	1,289
Net income	$1,974	$821	$197	$1,122	$(19)	$4,095
Non-interest expense includes:
Depreciation and amortization	$233	$274	$15	$126	$2	$650

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Amounts have been revised from those previously presented to conform to our new basis of se g m e nt presentation.
Total assets and total liabilities by business segment

	As at January 31, 2023
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$605,870	$209,759	$23,421	$1,035,486	$58,483	$1,933,019
Total liabilities	605,798	206,943	23,994	1,038,579	(50,094)	1,825,220

	As at October 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (1)	Insurance	Capital Markets (1)	Corporate Support	Total
Total assets	$602,824	$206,466	$21,918	$1,025,892	$60,119	$1,917,219
Total liabilities	602,741	206,415	22,588	1,025,603	(48,303)	1,809,044

(1)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation.